Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of expenses related to share-based payments
The following table highlights the expense related to share-based payments for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Nonvested stock	$512	$580	$127
Stock options	511	383	257
Restricted stock units	26	—	—
Stock purchases	—	342	—
Stock based compensation	$1,049	$1,305	$384

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company used the following assumptions to value the stock options issued during the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Expected dividend yield	0%	0%	0%
Expected volatility factor (a)	49% - 51%	58%	59%
Risk-free interest rate (b)	1.8% - 2.0%	0.8% - 0.9%	1.0%
Expected term (in years) (c)	6.0 - 6.5	3.7 - 3.9	4.3
(a)    The Company estimated its volatility factor based on the average volatilities of similar public entities.
(b)    The risk-free interest rate is based on U.S. Treasury yields in effect at the time of grant.
(c)    For stock options granted during the year ended December 31, 2013, the expected term was derived utilizing the
"simplified method" in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 110, which uses the mid-point between the vesting date and the expiration date of the award. We believe use of this approach is appropriate given the lack of prior history of option exercises upon which to base an expected term. For stock options granted during the years ended December 31, 2012 and 2011, the expected term was based on the vesting term and contractual term of the options and the expected exercise behavior of the option holders.

Schedule of nonvested stock awards and restricted stock units awards
The following is a summary of nonvested stock and restricted stock unit activity:

	Nonvested Stock		Restricted Stock Units
	Number of shares outstanding	Weighted average grant date fair value	Number of units outstanding	Weighted average grant date fair value
December 31, 2010	1,123,289	$1.06	—	$—
Granted	64,930	1.92	—	—
Vested	(181,804)	0.98	—	—
Forfeited	(337,636)	1.16	—	—
December 31, 2011	668,779	1.11	—	—
Granted	234,086	1.98	—	—
Vested	(448,355)	1.51	—	—
Forfeited	(58,437)	1.92	—	—
December 31, 2012	396,073	1.06	—	—
Granted	593,878	16.78	10,000	13.96
Vested	(561,958)	6.51	—	—
Forfeited	—	—	—	—
December 31, 2013	427,993	$15.72	10,000	$13.96

Schedule of stock options
The following is a summary of stock option award activity:

	Number of options	Weighted average exercise price	Contractual term (in years)	Intrinsic value
Outstanding at December 31, 2010	845,259	$2.05
Granted	64,930	1.92
Exercised	—	—
Forfeited/Canceled	—	—
Outstanding at December 31, 2011	910,189	2.04
Granted	1,006,936	0.97
Exercised	—	—
Forfeited/Canceled	(1,144,274)	1.82
Outstanding at December 31, 2012	772,851	0.97
Granted	489,377	14.17
Exercised	(546,244)	0.97
Forfeited/Canceled	(1,500)	14.00
Outstanding at December 31, 2013	714,484	$9.98	9.0	$5,883

Exercisable at December 31, 2013	94,083	$0.97	6.9	$1,623

Vested and expected to vest at December 31, 2013	635,276	$9.59	8.9	$5,480

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
The following table summarizes the Company’s total unrecognized compensation cost related to equity based compensation as of December 31, 2013:

	Unrecognized compensation cost	Weighted average remaining period of expense recognition (in years)
Nonvested stock	$1,058	2.1
Stock options	2,655	2.8
Restricted stock units	113	1.6
	$3,826